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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.7%
$11,000,000		UBS AG, 2.980%, due 02/23/09	$11,000,000
		Total Certificates of Deposit
		(Cost $11,000,000 )	11,000,000
COMMERCIAL PAPER: 37.2%
5,000,000		American General, 2.950%, due 07/11/08	4,995,903
7,500,000		ASB Finance, 2.985%, due 07/15/08	7,491,294
3,000,000		Barton Capital, 2.600%, due 07/01/08	3,000,000
7,000,000		Barton Capital, 2.630%, due 07/10/08	6,995,398
4,000,000		Barton Capital, 2.650%, due 07/09/08	3,997,644
2,000,000		Cafco, LLC, 2.490%, due 07/10/08	1,998,620
2,500,000		Cafco, LLC, 2.550%, due 07/29/08	2,495,042
3,000,000		Cafco, LLC, 2.650%, due 08/05/08	2,992,271
3,250,000		Cafco, LLC, 2.780%, due 09/15/08	3,230,789
1,000,000		Ciesco L.P., 2.520%, due 08/06/08	997,420
1,000,000		Ciesco L.P., 2.640%, due 08/25/08	995,967
600,000		Concord Minutemen Capital, 1.200%, due 07/07/08	599,735
3,000,000	#	Concord Minutemen Capital, 2.850%, due 07/24/08	2,994,538
1,000,000		Concord Minutemen Capital, 2.900%, due 08/19/08	995,985
3,000,000		Concord Minutemen Capital, 3.000%, due 07/01/08	3,000,000
4,500,000		Concord Minutemen Capital, 3.030%, due 09/17/08	4,470,263
2,000,000		Crown Point Capital, 2.640%, due 07/11/08	1,998,389
3,000,000	#	Crown Point Capital, 2.850%, due 07/23/08	2,994,775
1,500,000		Crown Point Capital, 2.900%, due 08/20/08	1,493,854
4,500,000		Crown Point Capital, 3.030%, due 09/18/08	4,469,881
2,500,000		Edison Asset Securitization, 2.500%, due 07/28/08	2,495,313
2,000,000		Edison Asset Securitization, 2.540%, due 10/08/08	1,985,975
1,403,000		Edison Asset Securitization, 2.600%, due 08/20/08	1,397,934
1,750,000		Edison Asset Securitization, 2.650%, due 08/04/08	1,745,620
14,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	13,987,311
500,000		General Electric Co., 4.230%, due 09/02/08	496,299
8,000,000		Jupiter Securities Co., LLC, 2.450%, due 07/07/08	7,996,733
3,250,000		Jupiter Securities Co., LLC, 2.550%, due 07/24/08	3,244,705
1,000,000		Old Line Funding, LLC, 2.440%, due 07/24/08	998,377
752,000		Old Line Funding, LLC, 2.460%, due 07/14/08	751,280
3,000,000	#	Old Line Funding, LLC, 2.530%, due 07/21/08	2,995,783
2,500,000		Old Line Funding, LLC, 2.530%, due 08/04/08	2,493,861
2,000,000		Old Line Funding, LLC, 2.690%, due 08/26/08	1,991,631
1,500,000	#	Old Line Funding, LLC, 2.732%, due 09/12/08	1,491,483
3,250,000		Park Avenue, 2.500%, due 07/17/08	3,246,389
3,000,000	#	Park Avenue, 2.550%, due 08/14/08	2,990,650
312,000		Park Avenue, 2.590%, due 07/11/08	311,753
2,750,000		Park Avenue, 2.740%, due 09/02/08	2,736,669
6,000,000		Thunder Bay Funding, LLC, 2.520%, due 07/10/08	5,995,800
2,000,000	#	Thunder Bay Funding, LLC, 2.540%, due 07/15/08	1,998,024
1,181,000	#	Thunder Bay Funding, LLC, 2.550%, due 07/21/08	1,179,327
500,000		Thunder Bay Funding, LLC, 2.760%, due 09/09/08	497,297
1,000,000		Thunder Bay Funding, LLC, 2.770%, due 09/22/08	993,614
5,500,000		Tulip Funding Corp., 2.570%, due 07/07/08	5,497,644
3,250,000		Tulip Funding Corp., 2.670%, due 07/21/08	3,244,944
1,300,000		Windmill Funding Corp., 1.310%, due 07/02/08	1,299,905
3,000,000		Windmill Funding Corp., 2.470%, due 07/24/08	2,995,074
3,100,000		Windmill Funding Corp., 2.530%, due 08/04/08	3,092,388
2,500,000		Windmill Funding Corp., 2.580%, due 07/16/08	2,497,313
1,000,000		Windmill Funding Corp., 2.690%, due 07/25/08	998,133
4,000,000	#	Yorktown Capital, LLC, 2.500%, due 07/23/08	3,993,889
3,250,000	#	Yorktown Capital, LLC, 2.753%, due 09/16/08	3,231,023
		Total Commercial Paper
		(Cost $153,079,909 )	153,079,909
CORPORATE BONDS/NOTES: 38.4%
1,500,000		Allstate Life Global Funding Trusts, 2.513%, due 08/27/08	1,500,022
3,300,000		American Express Bank FSB, 2.470%, due 10/16/08	3,298,027
750,000		American Express Bank FSB, 2.673%, due 11/24/08	746,919
2,000,000		American Express Centurion Bank, 2.660%, due 11/07/08	1,996,195
3,000,000		American Express Credit Corp., 2.492%, due 08/19/08	3,000,007
4,600,000	#	American General Finance Corp., 2.518%, due 09/12/08	4,599,996
1,000,000		American General Finance Corp., 2.811%, due 01/09/09	998,230
1,000,000	#	American Honda Finance Corp., 2.780%, due 11/07/08	999,548
1,000,000	#	American Honda Finance Corp., 3.850%, due 11/06/08	995,670

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$6,250,000	@@, #, C	Australia & New Zealand Banking Group Ltd., 2.892%, due 07/31/09	$6,250,000
1,800,000	@@, #	Banco Santander Totta SA, 2.480%, due 08/15/08	1,800,010
2,000,000		Bank of America Corp., 5.875%, due 02/15/09	2,030,915
1,500,000		Bank of America NA, 2.466%, due 06/12/09	1,497,570
3,750,000	#, C	Bank of America NA, 2.988%, due 08/03/09	3,750,000
2,900,000	@@, #	Bank of Scotland PLC, 2.541%, due 08/29/08	2,900,000
3,500,000	@@, #	Bank of Scotland PLC, 3.550%, due 12/01/08	3,506,553
400,000	@@, #	Bank of Scotland PLC, 3.750%, due 09/30/08	398,704
1,250,000		Bank One Corp., 6.000%, due 08/01/08	1,250,620
3,400,000		Bear Stearns Cos., Inc., 2.560%, due 08/05/08	3,400,000
3,325,000		Bear Stearns Cos., Inc., 2.563%, due 08/28/08	3,325,000
2,115,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	2,114,833
4,000,000	@@	BNP Paribas, 2.895%, due 05/13/09	4,000,000
2,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	1,998,824
500,000		Citigroup Funding, Inc., 2.862%, due 03/02/09	499,089
800,000		Citigroup, Inc., 2.939%, due 01/30/09	797,581
2,500,000		Citigroup, Inc., 3.625%, due 02/09/09	2,501,283
6,500,000	@@, #	Commonwealth Bank of Australia, 2.753%, due 12/18/08	6,497,576
4,800,000		Credit Suisse First Boston USA, Inc., 2.807%, due 12/09/08	4,799,082
2,250,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	2,249,410
3,500,000	@@, #	Danske Bank A/S, 2.472%, due 08/19/08	3,499,964
2,000,000	@@	Deutsche Bank AG, 2.461%, due 01/09/09	1,997,082
1,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	996,313
1,000,000		General Electric Capital Corp., 3.007%, due 07/28/08	1,000,058
4,200,000	#	Goldman Sachs Group, Inc., 2.528%, due 09/12/08	4,200,089
1,700,000		Goldman Sachs Group, Inc., 2.841%, due 12/23/08	1,694,139
2,500,000		Goldman Sachs Group, Inc., 3.013%, due 07/29/08	2,499,030
1,500,000		JPMorgan Chase & Co., 2.532%, due 06/26/09	1,497,392
1,500,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	1,503,476
2,180,000		Lehman Brothers Holdings, Inc., 3.500%, due 08/07/08	2,176,067
8,250,000		Merrill Lynch & Co., Inc., 2.638%, due 08/22/08	8,249,241
1,650,000		Merrill Lynch & Co., Inc., 2.960%, due 10/23/08	1,648,759
1,000,000		Merrill Lynch & Co., Inc., 4.831%, due 10/27/08	999,397
3,050,000		Morgan Stanley, 2.521%, due 11/21/08	3,047,987
6,000,000		Morgan Stanley, 2.540%, due 09/03/08	6,000,673
3,500,000	@@, #	Royal Bank of Scotland Group PLC, 2.511%, due 08/20/08	3,500,118
900,000	@@, #	Royal Bank of Scotland, 2.868%, due 07/21/08	899,896
4,050,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.861%, due 09/19/08	4,047,879
700,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.878%, due 10/21/08	699,990
1,000,000		SunTrust Bank, 4.000%, due 10/15/08	996,782
4,000,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	3,992,822
3,100,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	3,100,000
3,250,000		Toyota Motor Credit Corp., 2.506%, due 01/12/09	3,250,560
1,000,000		Toyota Motor Credit Corp., 2.860%, due 01/23/09	1,000,000
2,457,000		Wachovia Bank NA, 2.070%, due 10/03/08	2,452,920
500,000		Wachovia Bank NA, 2.110%, due 02/23/09	497,902
1,600,000		Wachovia Bank NA, 2.998%, due 01/12/09	1,601,198
700,000		Wachovia Corp., 2.533%, due 10/28/08	699,898
550,000		Wachovia Corp., 3.500%, due 08/15/08	549,771
1,750,000		Wal-Mart Stores, Inc., 3.375%, due 10/01/08	1,751,703
3,500,000	#	Wells Fargo & Co., 2.608%, due 09/12/08	3,500,327
2,750,000		Wells Fargo & Co., 3.552%, due 05/01/09	2,751,161
2,100,000		Westpac Banking Corp., 2.751%, due 07/10/08	2,100,000
2,500,000	#	Westpac Banking Corp., 2.776%, due 07/11/08	2,500,039
3,750,000	@@, #	Westpac Banking Corp., 2.896%, due 03/27/09	3,750,000
		Total Corporate Bonds/Notes
		(Cost $158,354,297 )	158,354,297
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.9%
7,500,000		Federal Home Loan Bank, 2.200%, due 04/01/09	7,494,792
17,800,000		Federal Home Loan Bank, 2.250%, due 03/13/09	17,801,132
7,500,000		Federal Home Loan Bank, 2.310%, due 04/07/09	7,500,000
12,000,000		Federal Home Loan Mortgage Corporation, 2.265%, due 04/14/09	11,988,483
		Total U.S. Government Agency Obligations (Cost $44,784,407 )	44,784,407
U.S. TREASURY NOTES: 5.0%
4,000,000		3.875%, due 05/15/09	4,061,822
9,500,000		4.875%, due 05/31/09	9,731,495
6,750,000		4.875%, due 06/30/09	6,912,629
		Total U.S. Treasury Notes
		(Cost $20,705,946 )	20,705,946

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENT: 5.8%
$23,768,000		Deutche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $23,769,651 to be received upon repurchase (Collateralized by $23,942,000 various U.S. Government Agency Obligations, 5.000%, Market Value plus accrued interest $24,245,045 due 08/13/08-6/15/10)		$23,768,000
		Total Repurchase Agreements
		(Cost $23,768,000)		23,768,000
		Total Investments in Securities
		(Cost $411,692,559)*	100.0%	$411,692,559
		Other Assets and Liabilities - Net	0.0	162,844
		Net Assets	100.0%	$411,855,403

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	411,692,559	—
Level 3- Significant Unobservable Inputs	—	—
Total	$411,692,559	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.7%

$9,500,000		UBS AG, 2.980%, due 02/23/09	$9,500,000
1,000,000		Barclays Bank PLC, 5.405%, due 07/10/08	1,000,241
		Total Certificates of Deposit (Cost $10,500,241)	10,500,241
COMMERCIAL PAPER: 41.2%
3,000,000		American General, 2.950%, due 07/11/08	2,997,542
7,000,000		ASB Finance, 2.985%, due 07/15/08	6,991,874
3,500,000		Barton Capital, 2.600%, due 07/01/08	3,500,000
5,000,000		Barton Capital, 2.630%, due 07/10/08	4,996,713
4,000,000		Barton Capital, 2.650%, due 07/09/08	3,997,644
3,500,000		Cafco, LLC, 2.550%, due 07/29/08	3,493,058
3,000,000		Cafco, LLC, 2.650%, due 08/05/08	2,992,271
3,250,000		Cafco, LLC, 2.780%, due 09/15/08	3,230,789
3,000,000		Ciesco L.P., 2.520%, due 08/06/08	2,992,260
2,405,000		Ciesco L.P., 2.530%, due 07/14/08	2,402,803
2,000,000		Ciesco L.P., 2.640%, due 08/25/08	1,991,933
2,000,000		Ciesco L.P., 2.750%, due 09/03/08	1,990,222
5,000,000		Citigroup, Inc., 2.780%, due 09/12/08	4,971,814
4,700,000	#	Concord Minutemen Capital, 2.850%, due 07/24/08	4,691,442
1,000,000		Concord Minutemen Capital, 2.900%, due 08/19/08	995,985
2,000,000		Concord Minutemen Capital, 3.000%, due 07/01/08	2,000,000
4,500,000		Concord Minutemen Capital, 3.030%, due 09/17/08	4,470,263
1,000,000		Crown Point Capital, 2.640%, due 07/11/08	999,194
4,700,000	#	Crown Point Capital, 2.850%, due 07/23/08	4,691,814
1,500,000		Crown Point Capital, 2.900%, due 08/20/08	1,493,854
4,500,000		Crown Point Capital, 3.030%, due 09/18/08	4,469,881
2,250,000		Edison Asset Securitization, 2.500%, due 07/28/08	2,245,781
1,520,000		Edison Asset Securitization, 2.540%, due 10/08/08	1,509,341
1,000,000		Edison Asset Securitization, 2.600%, due 08/20/08	996,389
1,500,000		Edison Asset Securitization, 2.650%, due 08/04/08	1,496,246
10,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	9,990,936
2,049,000		Jupiter Securities Co., LLC, 2.450%, due 07/07/08	2,048,163
3,000,000		Jupiter Securities Co., LLC, 2.490%, due 07/09/08	2,998,133
3,250,000		Jupiter Securities Co., LLC, 2.550%, due 07/24/08	3,244,705
1,000,000		Old Line Funding, LLC, 2.440%, due 07/24/08	998,377
5,000,000	#	Old Line Funding, LLC, 2.530%, due 07/21/08	4,992,972
1,000,000		Old Line Funding, LLC, 2.530%, due 08/04/08	997,544
1,484,000	#	Old Line Funding, LLC, 2.550%, due 07/16/08	1,482,423
1,423,000		Old Line Funding, LLC, 2.600%, due 07/15/08	1,421,561
3,000,000		Old Line Funding, LLC, 2.690%, due 08/26/08	2,987,447
1,500,000	#	Old Line Funding, LLC, 2.732%, due 09/12/08	1,491,483
3,250,000		Park Avenue, 2.500%, due 07/17/08	3,246,389
3,000,000	#	Park Avenue, 2.550%, due 08/14/08	2,990,650
2,500,000		Park Avenue, 2.740%, due 09/02/08	2,487,881
1,600,000		Societe Generale, 2.600%, due 07/03/08	1,599,769
430,000		Thunder Bay Funding, LLC, 2.420%, due 07/14/08	429,596
3,212,000	#	Thunder Bay Funding, LLC, 2.540%, due 07/15/08	3,208,823
2,000,000	#	Thunder Bay Funding, LLC, 2.550%, due 07/21/08	1,997,167
3,250,000		Thunder Bay Funding, LLC, 2.620%, due 08/07/08	3,241,048
500,000		Thunder Bay Funding, LLC, 2.760%, due 09/09/08	497,297
981,000		Thunder Bay Funding, LLC, 2.770%, due 09/22/08	974,735
6,000,000		Tulip Funding Corp., 2.570%, due 07/07/08	5,997,430
3,000,000		Tulip Funding Corp., 2.670%, due 07/21/08	2,995,333
3,000,000		Windmill Funding Corp., 2.470%, due 07/24/08	2,995,074
3,000,000		Windmill Funding Corp., 2.530%, due 08/04/08	2,992,633
2,000,000		Windmill Funding Corp., 2.580%, due 07/16/08	1,997,850
1,000,000		Windmill Funding Corp., 2.690%, due 07/25/08	998,133
1,000,000	#	Yorktown Capital, LLC, 2.445%, due 08/18/08	996,600
4,500,000	#	Yorktown Capital, LLC, 2.500%, due 07/23/08	4,493,125
3,943,000		Yorktown Capital, LLC, 2.540%, due 08/14/08	3,930,759
3,250,000	#	Yorktown Capital, LLC, 2.753%, due 09/16/08	3,231,023
		Total Commercial Paper (Cost $160,564,172)	160,564,172
CORPORATE BONDS/NOTES: 36.3%
1,250,000		Allstate Life Global Funding Trusts, 2.513%, due 08/27/08	1,250,018
3,250,000		American Express Bank FSB, 2.470%, due 10/16/08	3,248,056
750,000		American Express Bank FSB, 2.673%, due 11/24/08	746,919
3,000,000		American Express Credit Corp., 2.492%, due 08/19/08	3,000,007

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$8,250,000	#	American General Finance Corp., 2.518%, due 09/12/08	$8,250,294
750,000	#	American Honda Finance Corp., 2.780%, due 11/07/08	749,661
1,030,000	#	American Honda Finance Corp., 4.200%, due 07/14/08	1,029,703
5,250,000	@@, #, C	Australia & New Zealand Banking Group Ltd., 2.892%, due 07/31/09	5,250,000
1,500,000	@@, #	Banco Santander Totta SA, 2.480%, due 08/15/08	1,500,008
2,000,000		Bank of America Corp., 5.875%, due 02/15/09	2,030,915
1,500,000		Bank of America NA, 2.466%, due 06/12/09	1,497,570
3,250,000	#, C	Bank of America NA, 2.988%, due 08/03/09	3,250,000
1,400,000	@@, #	Bank of Scotland PLC, 2.541%, due 08/29/08	1,400,000
3,000,000	@@, #	Bank of Scotland PLC, 3.550%, due 12/01/08	3,005,617
1,250,000		Bank One Corp., 6.000%, due 08/01/08	1,250,620
4,300,000		Banque Nationale de Paris, 2.398%, due 07/03/08	4,299,918
2,500,000		Bear Stearns Cos., Inc., 2.560%, due 08/05/08	2,500,000
2,350,000		Bear Stearns Cos., Inc., 2.563%, due 08/28/08	2,350,000
2,000,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	1,999,842
3,500,000	@@	BNP Paribas, 2.895%, due 05/13/09	3,500,000
2,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	1,998,824
500,000		Citigroup Funding, Inc., 2.862%, due 03/02/09	499,089
600,000		Citigroup, Inc., 2.939%, due 01/30/09	598,186
2,000,000		Citigroup, Inc., 3.625%, due 02/09/09	2,001,026
5,500,000	@@, #	Commonwealth Bank of Australia, 2.753%, due 12/18/08	5,497,949
4,200,000		Credit Suisse First Boston USA, Inc., 2.807%, due 12/09/08	4,199,205
1,000,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	1,003,049
3,200,000	@@, #	Danske Bank A/S, 2.472%, due 08/19/08	3,199,967
3,700,000	#	Goldman Sachs Group, Inc., 2.528%, due 09/12/08	3,700,133
1,500,000		Goldman Sachs Group, Inc., 2.841%, due 12/23/08	1,494,828
1,250,000		Goldman Sachs Group, Inc., 3.013%, due 07/29/08	1,249,415
1,500,000		JPMorgan Chase & Co., 2.532%, due 06/26/09	1,497,392
1,250,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	1,252,897
2,000,000		Lehman Brothers Holdings, Inc., 2.533%, due 11/24/08	1,994,899
750,000		Lehman Brothers Holdings, Inc., 3.500%, due 08/07/08	748,584
8,250,000		Merrill Lynch & Co., Inc., 2.638%, due 08/22/08	8,249,241
1,500,000		Merrill Lynch & Co., Inc., 2.960%, due 10/23/08	1,498,872
4,000,000		Morgan Stanley, 2.540%, due 09/03/08	4,000,501
2,000,000		Morgan Stanley, 2.611%, due 09/03/08	2,000,174
3,500,000	@@, #	Royal Bank of Scotland Group PLC, 2.511%, due 08/20/08	3,500,118
3,500,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.861%, due 09/19/08	3,498,310
500,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.878%, due 10/21/08	499,993
1,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.750%, due 10/21/08	998,987
3,200,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	3,194,257
3,000,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	3,000,000
3,250,000		Toyota Motor Credit Corp., 2.506%, due 01/12/09	3,250,560
1,000,000		Toyota Motor Credit Corp., 2.860%, due 01/23/09	1,000,000
1,000,000		US Bancorp., 5.300%, due 04/28/09	1,017,162
2,000,000		Wachovia Bank NA, 2.070%, due 10/03/08	1,996,679
500,000		Wachovia Bank NA, 2.110%, due 02/23/09	497,902
750,000		Wachovia Bank NA, 2.758%, due 10/03/08	749,542
1,500,000		Wachovia Bank NA, 2.998%, due 01/12/09	1,501,123
700,000		Wachovia Corp., 2.533%, due 10/28/08	699,898
500,000		Wachovia Corp., 3.500%, due 08/15/08	499,791
1,733,000		Wal-Mart Stores, Inc., 3.375%, due 10/01/08	1,729,425
3,500,000	#	Wells Fargo & Co., 2.608%, due 09/12/08	3,500,327
1,000,000		Wells Fargo & Co., 3.125%, due 04/01/09	1,000,061
3,000,000		Wells Fargo & Co., 3.552%, due 05/01/09	3,001,267
500,000		Wells Fargo & Co., 4.000%, due 08/15/08	499,240
1,600,000		Westpac Banking Corp., 2.751%, due 07/10/08	1,600,000
2,250,000	#	Westpac Banking Corp., 2.776%, due 07/11/08	2,250,035
3,250,000	@@, #	Westpac Banking Corp., 2.896%, due 03/27/09	3,250,000
		Total Corporate Bonds/Notes (Cost $141,528,056)	141,528,056
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.5%
14,000,000		Federal Home Loan Bank, 2.150%, due 03/27/09	13,992,571
6,000,000		Federal Home Loan Bank, 2.200%, due 04/01/09	5,995,833
6,000,000		Federal Home Loan Bank, 2.310%, due 04/07/09	6,000,000
11,000,000		Federal Home Loan Mortgage Corporation, 2.265%, due 04/14/09	10,989,450
		Total U.S. Government Agency Obligations (Cost $36,977,854)	36,977,854
U.S. TREASURY NOTES: 5.2%
3,500,000		3.875%, due 05/15/09	3,554,094
9,000,000		4.875%, due 05/31/09	9,219,561
7,250,000		4.875%, due 06/30/09	7,424,743
		Total U.S. Treasury Notes (Cost $20,198,398)	20,198,398

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.2%
		Repurchase Agreement: 5.2%
$20,264,000		Deutche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $20,265,407 to be received upon repurchase (Collateralized by $20,075,000 various U.S. Government Agency Obligations, 5.000%-5.830%, Market Value plus accrued interest $20,670,137, due 01/16/09-08/22/14)		$20,264,000
		Total Short-Term Investments (Cost $20,264,000)		20,264,000
		Total Investments in Securities (Cost $390,032,721)*	100.0%	$390,032,721
		Other Assets and Liabilities - Net	0.0	51,609
		Net Assets	100.0%	$390,084,330

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases  pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	390,032,721	—
Level 3- Significant Unobservable Inputs	—	—
Total	$390,032,721	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2008